Lease Liability (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020
Leases [Abstract]
Schedule of Operating Lease Liability

The Company has an operating lease for office space that expires in 2022.  Below is a summary of the Company’s lease liability as of September 30, 2020:

Office lease

Balance, June 30, 2019	$-
Addition	319,133
Interest expense	27,062
Lease payments	(120,690)
Foreign exchange gain	(10,766)
Balance, June 30, 2020	214,739
Addition	-
Interest expense	5,284
Lease payments	(10,138)
Foreign exchange gain	(15,588)
Balance, September 30, 2020	194,297
Less: current portion	(106,866)
Long-term lease liability	$87,431

Below is a summary of the Company’s lease liability as of June 30, 2020:

Office lease
Balance, June 30, 2019	$-
Addition	319,133
Interest expense	27,062
Lease payments	(120,690)
Foreign exchange gain	(10,766)
Balance, June 30, 2020	214,739
Less: current portion	(102,027)
Long-term lease liability	$112,712

Schedule of Lease Obligations

The schedule below represents the Company’s obligations under the lease agreement in Canadian dollars.

	Less than 1 year	1-2 years	2-3 years	Total

Base rent	$162,048	$121,536	$-	$283,584
Additional rent	150,060	112,545	-	262,605
	$312,108	$234,081	$-	$546,189

The schedule below represents the Company’s obligations under the lease agreement in Canadian dollars.

	Less than 1 year	1-2 years	2-3 years	Total
Base rent	$162,048	$148,544	$-	$310,592
Additional rent	150,060	137,555	-	287,615
	$312,108	$286,099	$-	$598,207